Note 5 - Trade Receivables	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note
5
– Trade Receivables

	January 31, 2018	January 31, 2017
Trade receivables	30,111	26,495
Less: Allowance for doubtful accounts	(1,319)	(1,094)
	28,792	25,401

Included in accounts receivable are unbilled receivables in the amount of
$0.6
million as at
January 31, 2018 (
$1.0
million as at
January 31, 2017).
For the years ended
January 31, 2018,
2017
and
2016,
bad debt expense was
$0.8
million,
$0.6
million and
$0.8
million, respectively.